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  Mercantile Funds, Inc.

                           Statement of Certification
                            Pursuant to Rule 497 (j)


Mercantile Funds, Inc. (the "Company") hereby certifies that the form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 34 to the Company's Registration Statement on Form N-1A (File Nos. 33-27491 and 811-5782) which was filed electronically on October 31, 2003 (Accession No. 0001193125-03-070470).



                                       Mercantile Funds, Inc.

                                       By: /s/ Jennifer E. Vollmer
                                           ---------------------------
                                       Name: Jennifer E. Vollmer
                                       Title: Secretary


                                       Date: November 6, 2003